Goodwill	12 Months Ended
Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill

NOTE 4 — Goodwill

The changes in the carrying amount of goodwill by reportable segment:

	Supply Technologies	Assembly Components	Engineered Products	Total
	(In millions)
Balance at January 1, 2014	$6.4	$49.0	$5.0	$60.4
Acquisitions	0.7	5.0	23.2	28.9
Foreign currency translation	0.5	—	(0.3)	0.2

Balance at December 31, 2014	7.6	54.0	27.9	89.5
Acquisition adjustments	—	0.1	(6.3)	(6.2)
Foreign currency translation	(0.4)	—	(0.9)	(1.3)

Balance at December 31, 2015	7.2	54.1	20.7	82.0
GH acquisition	—	—	6.1	6.1
Foreign currency translation	(1.1)	—	(0.4)	(1.5)

Balance at December 31, 2016	$6.1	$54.1	$26.4	$86.6

Goodwill associated with the GH, Apollo and Saet acquisitions is not deductible for income tax purposes.

Acquisition adjustments in 2015 relate primarily to measurement period adjustments to the valuation of the Saet acquisition from 2014. The 2014 consolidated financial statements have not been retroactively adjusted as these measurement period adjustments did not have a material impact on such statements.

The 2014 increase relates to the acquisitions of Apollo, Autoform and Saet.